Financial Instruments (Details) - USD ($)	May 31, 2021	Nov. 30, 2020
Financial Liabilities
Convertible debentures, carrying amount	$ 1,675,000	$ 1,791,791
Convertible debentures, fair value	1,789,188	1,784,646
Promissory notes payable, carrying amount	175,399	163,758
Promissory notes payable, fair value	$ 175,399	$ 163,758